Short Term Bank Loans - Schedule of Movement Short-Term Bank Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movement Short-Term Bank Loans [Abstract]
Beginning balance	$ 3,943,718	$ 2,609,755	$ 4,393,811
Additions	4,210,848	3,954,300	3,715,262
Repayments	(4,169,157)	(2,542,050)	(5,201,367)
Foreign currency translation adjustments	(108,325)	(78,287)	(297,951)
Ending balance	$ 3,877,084	$ 3,943,718	$ 2,609,755